RELATED PARTY TRANSACTIONS - Key Management compensation (Details)	12 Months Ended
	Dec. 31, 2017 BRL (R$) EquityInstruments Options	Dec. 31, 2016 BRL (R$) EquityInstruments Options	Dec. 31, 2015 BRL (R$) EquityInstruments Options
Key management personnel
RELATED PARTY TRANSACTIONS
Key management salaries, variable compensation and benefits	R$ 33,942,000	R$ 33,686,000
Contributions to defined contribution pension plans	1,327,000	1,359,000
Long term incentive plan attributable to key management	14,609,000	14,095,000	R$ 10,999,000
Members of the Advisory Board
RELATED PARTY TRANSACTIONS
Key management salaries, variable compensation and benefits	R$ 0	R$ 1,958,000	R$ 1,129,000
Stock options
Number of shares
Balance, beginning of year | Options	569,115	1,074,246	2,448,973
Options Forfeited | Options	(276,724)	(505,131)	(1,349,517)
Balance, end of year | Options	292,391	569,115	1,074,246
Weighted exercise price
Beginning of year	R$ 16.64	R$ 18.36	R$ 19.53
Options Forfeited	15.11	20.49	20.98
End of year	R$ 17.91	R$ 16.64	R$ 18.36
Stock options | Key management personnel
Number of shares
Balance, beginning of year | Options	398,179	546,670	1,564,341
Options Forfeited | Options	(217,819)	(148,491)	(1,130,091)
Options, Others | Options			112,420
Balance, end of year | Options	180,360	398,179	546,670
Weighted exercise price
Beginning of year	R$ 16.64	R$ 18.36	R$ 19.53
Options Forfeited	15.11	20.49	19.56
End of year	R$ 17.91	R$ 16.64	R$ 18.36
Restricted shares | Key management personnel
Restricted shares granted to Management
Balance, beginning of year | EquityInstruments	4,831,999	1,669,557
Granted | EquityInstruments	1,353,930	3,399,729
Exercised | EquityInstruments	(240,619)	(237,287)
Balance, end of year | EquityInstruments	5,945,310	4,831,999	1,669,557